Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	TD Asset Management USA Funds Inc.
Central Index Key	dei_EntityCentralIndexKey	0000949881
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2012
TDAM Money Market Portfolio (First Prospectus Summary) | TDAM Money Market Portfolio | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTOXX
TDAM Money Market Portfolio (First Prospectus Summary) | TDAM Money Market Portfolio | Premium Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NPLXX
TDAM U.S. Government Portfolio (First Prospectus Summary) | TDAM U.S. Government Portfolio | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTUXX
TDAM Municipal Portfolio (First Prospectus Summary) | TDAM Municipal Portfolio | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTMXX
TDAM California Municipal Money Market Portfolio (First Prospectus Summary) | TDAM California Municipal Money Market Portfolio | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WCAXX
TDAM New York Municipal Money Market Portfolio (First Prospectus Summary) | TDAM New York Municipal Money Market Portfolio | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WNYXX
TDAM Money Market Portfolio (Second Prospectus Summary) | TDAM Money Market Portfolio | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDAXX
TDAM Money Market Portfolio (Second Prospectus Summary) | TDAM Money Market Portfolio | Select Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDSXX
TDAM U.S. Government Portfolio (Second Prospectus Summary) | TDAM U.S. Government Portfolio | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDUXX
TDAM Municipal Portfolio (Second Prospectus Summary) | TDAM Municipal Portfolio | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDIXX
TDAM California Municipal Money Market Portfolio (Second Prospectus Summary) | TDAM California Municipal Money Market Portfolio | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDCXX
TDAM New York Municipal Money Market Portfolio (Second Prospectus Summary) | TDAM New York Municipal Money Market Portfolio | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDYXX
TDAM Institutional Money Market Fund (First Prospectus Summary) | TDAM Institutional Money Market Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDMXX
TDAM Institutional Money Market Fund (First Prospectus Summary) | TDAM Institutional Money Market Fund | Institutional Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDNXX
TDAM Institutional Municipal Money Market Fund (Prospectus Summary) | TDAM Institutional Municipal Money Market Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TICXX
TDAM Institutional Municipal Money Market Fund (Prospectus Summary) | TDAM Institutional Municipal Money Market Fund | Institutional Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMUXX
TDAM Institutional U.S. Government Fund (First Prospectus Summary) | TDAM Institutional U.S. Government Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDGXX
TDAM Institutional U.S. Government Fund (First Prospectus Summary) | TDAM Institutional U.S. Government Fund | Institutional Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDHXX
TDAM Institutional Treasury Obligations Money Market Fund (First Prospectus Summary) | TDAM Institutional Treasury Obligations Money Market Fund | Institutional Service Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDVXX
TDAM Institutional Money Market Fund (Second Prospectus Summary) | TDAM Institutional Money Market Fund | Commercial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCCXX
TDAM Institutional U.S. Government Fund (Second Prospectus Summary) | TDAM Institutional U.S. Government Fund | Commercial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGCXX
TDAM Institutional Treasury Obligations Money Market Fund (Second Prospectus Summary) | TDAM Institutional Treasury Obligations Money Market Fund | Commercial Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TTCXX
Short-Term Investment Fund (Prospectus Summary) | Short-Term Investment Fund | Short-Term Investment Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDSTX
Short-Term Bond Fund (Prospectus Summary) | Short-Term Bond Fund | Short-Term Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDSBX